INTANGIBLE PROPERTY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Amortization expense	$ 150	$ 150	$ 200	$ 200
Accumulated amortization	$ 950		$ 800
Common stock transferred shares in exchange for properties, Shares	1,000,000		1,000,000
Common stock transferred shares in exchange for properties, Amount	$ 1,000		$ 1,000
Common stock transferred shares in exchange for properties, par value	$ 0.001		$ 0.001
Impairment loss	$ 14,320		$ 14,320
Dr. Ruggero M. Santilli [Member]
Common stock, shares issued	1,000,000		1,000,000